Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 18,654	$ 18,896
Less: accumulated depreciation	(4,961)	(4,270)
Property and equipment, net	13,693	14,626
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	15,977	15,935
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	685	974
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	152	119
Office improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,840	$ 1,868